Investment Securities (Details 4) (Available for sale investments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available for sale investments
Reconciliation of credit-related impairment charges on investments recognized in earnings
Balance at the beginning	$ 11,806	$ 10,432	$ 9,393
Impairment charges recognized during period	817	1,374	1,039
Balance at the end	$ 12,623	$ 11,806	$ 10,432